Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Current assets	$ 145,280	$ 123,498
Property and equipment, net	61,088
Property and equipment, net		73,401
Capitalized contract costs, net	1,215,249	1,115,775
Deferred financing costs, net	1,123	2,058
Investment in subsidiaries	0	0
Intercompany receivable	0	0
Intangible assets, net	177,811	255,085
Goodwill	836,540	834,855	$ 836,970
Operating lease right-of-use assets	65,320
Long-term notes receivables and other assets, net	95,827	119,819
Total assets	2,598,238	2,524,491
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	1,009,759	463,536
Intercompany payable	0	0
Notes payable and revolving line of credit, net of current portion	2,820,293	3,037,095
Finance lease liabilities, net of current portion	5,474	5,571
Deferred revenue, net of current portion	405,786	323,585
Operating lease liabilities, net of current portion	63,477
Accumulated losses of investee	0	0
Other long-term obligations	80,540	90,209
Deferred income tax liability	2,231	1,096
Total (deficit) equity	(1,789,322)	(1,396,601)	$ (653,526)	$ (245,182)
Total liabilities and stockholders’ deficit	2,598,238	2,524,491
Eliminations
ASSETS
Current assets	(358,733)	(262,674)
Property and equipment, net	0
Property and equipment, net		0
Capitalized contract costs, net	0	0
Deferred financing costs, net	0	0
Investment in subsidiaries	(1,519,843)	(1,662,367)
Intercompany receivable	(6,303)	(6,303)
Intangible assets, net	0	0
Goodwill	0	0
Operating lease right-of-use assets	0
Long-term notes receivables and other assets, net	(106)	(106)
Total assets	(1,884,985)	(1,931,450)
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	(358,733)	(262,674)
Intercompany payable	(6,303)	(6,303)
Notes payable and revolving line of credit, net of current portion	0	0
Finance lease liabilities, net of current portion	0	0
Deferred revenue, net of current portion	0	0
Operating lease liabilities, net of current portion	0
Accumulated losses of investee	(1,789,322)	(1,396,601)
Other long-term obligations	0	0
Deferred income tax liability	(106)	(106)
Total (deficit) equity	269,479	(265,766)
Total liabilities and stockholders’ deficit	(1,884,985)	(1,931,450)
Parent | Reportable Legal Entities
ASSETS
Current assets	0	0
Property and equipment, net	0
Property and equipment, net		0
Capitalized contract costs, net	0	0
Deferred financing costs, net	0	0
Investment in subsidiaries	0	0
Intercompany receivable	0	0
Intangible assets, net	0	0
Goodwill	0	0
Operating lease right-of-use assets	0
Long-term notes receivables and other assets, net	0	0
Total assets	0	0
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	0	0
Intercompany payable	0	0
Notes payable and revolving line of credit, net of current portion	0	0
Finance lease liabilities, net of current portion	0	0
Deferred revenue, net of current portion	0	0
Operating lease liabilities, net of current portion	0
Accumulated losses of investee	1,789,322	1,396,601
Other long-term obligations	0	0
Deferred income tax liability	0	0
Total (deficit) equity	(1,789,322)	(1,396,601)
Total liabilities and stockholders’ deficit	0	0
Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Current assets	340,321	269,770
Property and equipment, net	59,916
Property and equipment, net		72,937
Capitalized contract costs, net	1,147,860	1,047,532
Deferred financing costs, net	0	0
Investment in subsidiaries	0	0
Intercompany receivable	6,303	6,303
Intangible assets, net	164,330	236,677
Goodwill	810,130	809,678
Operating lease right-of-use assets	65,120
Long-term notes receivables and other assets, net	75,008	102,695
Total assets	2,668,988	2,545,592
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	645,373	507,063
Intercompany payable	0	0
Notes payable and revolving line of credit, net of current portion	0	0
Finance lease liabilities, net of current portion	4,909	5,570
Deferred revenue, net of current portion	385,690	306,653
Operating lease liabilities, net of current portion	63,392
Accumulated losses of investee
Other long-term obligations	80,248	90,209
Deferred income tax liability	106	106
Total (deficit) equity	1,489,270	1,635,991
Total liabilities and stockholders’ deficit	2,668,988	2,545,592
Non-Guarantor Subsidiaries | Reportable Legal Entities
ASSETS
Current assets	161,041	103,451
Property and equipment, net	1,172
Property and equipment, net		464
Capitalized contract costs, net	67,389	68,243
Deferred financing costs, net	0	0
Investment in subsidiaries	0	0
Intercompany receivable	0	0
Intangible assets, net	13,481	18,408
Goodwill	26,410	25,177
Operating lease right-of-use assets	200
Long-term notes receivables and other assets, net	20,819	17,124
Total assets	290,512	232,867
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	230,367	182,159
Intercompany payable	6,303	6,303
Notes payable and revolving line of credit, net of current portion	0	0
Finance lease liabilities, net of current portion	565	1
Deferred revenue, net of current portion	20,096	16,932
Operating lease liabilities, net of current portion	85
Accumulated losses of investee
Other long-term obligations	292	0
Deferred income tax liability	2,231	1,096
Total (deficit) equity	30,573	26,376
Total liabilities and stockholders’ deficit	290,512	232,867
APX Group, Inc. | Reportable Legal Entities
ASSETS
Current assets	2,651	12,951
Property and equipment, net	0
Property and equipment, net		0
Capitalized contract costs, net	0	0
Deferred financing costs, net	1,123	2,058
Investment in subsidiaries	1,519,843	1,662,367
Intercompany receivable	0	0
Intangible assets, net	0	0
Goodwill	0	0
Operating lease right-of-use assets	0
Long-term notes receivables and other assets, net	106	106
Total assets	1,523,723	1,677,482
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities	492,752	36,988
Intercompany payable	0	0
Notes payable and revolving line of credit, net of current portion	2,820,293	3,037,095
Finance lease liabilities, net of current portion	0	0
Deferred revenue, net of current portion	0	0
Operating lease liabilities, net of current portion	0
Accumulated losses of investee
Other long-term obligations	0	0
Deferred income tax liability	0	0
Total (deficit) equity	(1,789,322)	(1,396,601)
Total liabilities and stockholders’ deficit	$ 1,523,723	$ 1,677,482